Contingent liabilities and provisions (Tables)	12 Months Ended
Oct. 31, 2019
Legal proceedings provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2019	2018
Balance at beginning of year	$40	$97
Additional new provisions recognized	39	23
Less:
Amounts incurred and charged against existing provisions	(8)	(78)
Unused amounts reversed	(4)	(2)
Balance at end of year	$67	$40

Restructuring provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2019	2018
Balance at beginning of year	$71	$149
Additional new provisions recognized	–	28
Less:
Amounts incurred and charged against existing provisions	(45)	(70)
Unused amounts reversed	–	(36)
Balance at end of year	$26	$71